Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
The Brinsmere Fund - Conservative ETF
Shareholder Report [Line Items]
Fund Name	The Brinsmere Fund - Conservative ETF
Class Name	The Brinsmere Fund - Conservative ETF
Trading Symbol	TBFC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Brinsmere Fund - Conservative ETF for the period of January 12, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thebrinsmerefunds.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.thebrinsmerefunds.com/investor-materials
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE FISCAL PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Brinsmere Fund - Conservative ETF	$26	0.35%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since the Fund’s inception through September 30, 2024, TBFC returned 10.62% at net asset value (NAV), modestly outperforming the benchmark (S&P Target Risk Moderate) by 0.19%. The Fund benefited for most of this period from the underlying model’s ability to overweight equities, driving its outperformance. However, during a brief period in Q3 2024, the Fund underperformed due to the model’s risk mitigation measures in response to heightened market volatility. A sharp market rebound, coupled with an underexposure to equities, led to modest underperformance. In September 2024, the model’s re-positioning helped the Fund not only close the performance gap but also achieve a modest lead.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/12/2024)
The Brinsmere Fund - Conservative ETF NAV	10.62
S&P 500 TR	21.66
S&P Target Risk Moderate Index (TR)	10.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information. Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
Net Assets	$ 296,281,338
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 701,306
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$296,281,338
Number of Holdings	27
Net Advisory Fee	$701,306
Portfolio Turnover	85%
30-Day SEC Yield	2.51%
30-Day SEC Yield Unsubsidized	2.51%

Holdings [Text Block]

Top 10 Securities	(%)
Invesco S&P 500 Equal Weight ETF	13.0%
Vanguard Short-Term Treasury ETF	12.7%
Vanguard Short-Term Bond ETF	8.5%
Vanguard Growth ETF	6.0%
Vanguard Intermediate-Term Corporate Bond ETF	5.7%
Vanguard Value ETF	5.5%
Vanguard Intermediate-Term Bond ETF	4.7%
Vanguard Total Bond Market ETF	4.3%
Vanguard FTSE Pacific ETF	3.9%
Vanguard FTSE Europe ETF	3.9%

Security Type	(%)
Exchange Traded Funds	96.5%
Money Market Funds	3.5%
Cash & Other	0.0%*

Top Ten Countries	(%)
United States	100.0%
Cash & Other	0.0%*
[1]
Material Fund Change [Text Block]
Changes to the Fund’s Principal Investment Strategy:
The primary changes included the introduction of the Systematic International Strategy (SIS), a strategy targeting international ex-US equities that employs a price trend signal to determine exposure to index ETFs across various geographical regions. Additionally, the investible universe of the Classic Asset Allocation Revisited-Conservative (CAAR-C) strategy was expanded to encompass exposure to gold, managed futures, and inverse bonds through ETF proxies. Both of these changes were implemented via a new prospectus filed in July, which took effect in September 2024.
Changes to Fund’s Principal Risks:
The addition of a new strategy and the expansion of the potential fund universe for CAAR required additional risk disclosures related to futures contract risk, inverse ETF risk, and emerging market risk.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
We added two portfolio managers Andrew J Willms and Jacob Willms from The Milwaukee Company to expand our portfolio management team for the funds.

Updated Prospectus Web Address	https://www.thebrinsmerefunds.com/investor-materials
The Brinsmere Fund - Growth ETF
Shareholder Report [Line Items]
Fund Name	The Brinsmere Fund - Growth ETF
Class Name	The Brinsmere Fund - Growth ETF
Trading Symbol	TBFG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Brinsmere Fund - Growth ETF for the period of January 12, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thebrinsmerefunds.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.thebrinsmerefunds.com/investor-materials
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE FISCAL PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Brinsmere Fund - Growth ETF	$27	0.35%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since the Fund’s inception through September 30, 2024, TBFG returned 12.31% at net asset value (NAV), modestly underperforming the benchmark (S&P Target Risk Growth) by 0.82%. An overweight allocation to equities contributed to the Fund’s outperformance of the benchmark through the end of Q2 2024. However, in response to heightened market volatility during the first half of Q3, the Fund’s model shifted to a more defensive position by underweighting equities, and the advisor made the decision to rotate large-cap core exposure to an equal-weighted large-cap tilt as concerns over market concentration risk grew. This risk, however, did not materialize, and the markets rebounded sharply, leading to the Fund’s underperformance. Nevertheless, the Fund closed Q3 on a strong note, narrowing much of the performance gap relative to the benchmark in the final weeks of the quarter.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/12/2024)
The Brinsmere Fund - Growth ETF NAV	12.31
S&P 500 TR	21.66
S&P Target Risk Growth Index (TR)	13.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information. Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
Net Assets	$ 288,772,948
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 682,393
Investment Company Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$288,772,948
Number of Holdings	27
Net Advisory Fee	$682,393
Portfolio Turnover	138%
30-Day SEC Yield	2.06%
30-Day SEC Yield Unsubsidized	2.06%

Holdings [Text Block]

Top 10 Securities	(%)
Invesco S&P 500 Equal Weight ETF	16.8%
Vanguard Value ETF	7.7%
Vanguard Growth ETF	7.3%
Vanguard Short-Term Treasury ETF	6.8%
Vanguard FTSE Pacific ETF	5.9%
Vanguard FTSE Europe ETF	5.8%
First American Treasury Obligations Fund	5.4%
Vanguard Small-Cap ETF	4.9%
Columbia EM Core ex-China ETF	4.7%
iShares MSCI China ETF	3.7%

Security Type	(%)
Exchange Traded Funds	95.1%
Money Market Funds	5.4%
Cash & Other	-0.5%

Top Ten Countries	(%)
United States	100.5%
Cash & Other	-0.5%

Material Fund Change [Text Block]
Changes to the Fund’s Principal Investment Strategy:
The primary changes included the introduction of the Systematic International Strategy (SIS), a strategy targeting international ex-US equities that employs a price trend signal to determine exposure to index ETFs across various geographical regions. Additionally, the investible universe of the Classic Asset Allocation Revisited-Growth (CAAR-G) strategy was expanded to encompass exposure to gold, managed futures, and inverse bonds through ETF proxies. Both of these changes were implemented via a new prospectus filed in July, which took effect in September 2024.
Changes to Fund’s Principal Risks:
The addition of a new strategy and the expansion of the potential fund universe for CAAR required additional risk disclosures related to futures contract risk, inverse ETF risk, and emerging market risk.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
We added two portfolio managers Andrew J Willms and Jacob Willms from The Milwaukee Company to expand our portfolio management team for the funds.

Updated Prospectus Web Address	https://www.thebrinsmerefunds.com/investor-materials

[1]
*	Represents less than 0.05% of net assets.